1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

August 17, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated August 1, 2012 to the Prospectus dated December 1, 2011 (as revised August 1, 2012), for the following funds, each a series of the Trust:

iShares MSCI All Country Asia ex Japan Index Fund

iShares MSCI All Country Asia ex Japan Small Cap Index Fund

iShares MSCI All Country Asia Information Technology Index Fund

iShares MSCI India Index Fund

iShares MSCI India Small Cap Index Fund

Any questions or comments should be directed to the undersigned at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures